Accruals and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Accruals and Other Current Liabilities [Abstarct]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consists of the following:
	As of September 30,
	2023	2022
	$	$
Accrued professional fee	160,320	39,242
Accrued prototype and application development fee	425,034	—
Accrued compensation and employee benefits	127,731	102,068
Accrued non-income taxes	70,274	—
Accrued interest expenses	13,593	45,192
Others	213,139	186,040
	1,010,091	372,542